Debt (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 10, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt (Note 18)		$ 180,010	$ 180,010	$ 11,900
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)		5.60%	5.60%
June 2021 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)		3.60%	3.60%
May 2022 Loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (percent)		2.20%	2.20%
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant, leverage ratio		3.5	3.5
Debt covenant, interest coverage ratio		3.0	3.0
Credit Facility [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt (Note 18)					$ 500,000
Credit Facility [member] | Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt (Note 18)					500,000
Credit Facility [member] | Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt (Note 18)					$ 1,250,000
SL Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 160,000	0
Tahoe Resources, Inc [member] | Credit Facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)			0.41%
Tahoe Resources, Inc [member] | Credit Facility [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, unused capacity, commitment fee (percent)			0.63%
Yamana By Gold Fields
Disclosure of detailed information about borrowings [line items]
Termination Fee Payable	$ 150,000	$ 150,000	$ 150,000	$ 0
LIBOR [member] | Tahoe Resources, Inc [member] | Credit Facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.825%	1.825%
LIBOR [member] | Tahoe Resources, Inc [member] | Credit Facility [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.80%	2.80%
Bank of Nova Scotia's Base Rate [member] | Tahoe Resources, Inc [member] | Credit Facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.825%	0.825%
Bank of Nova Scotia's Base Rate [member] | Tahoe Resources, Inc [member] | Credit Facility [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.80%	1.80%